CAPITAL MANAGEMENT - Debt to equity ratio (Details) $ in Millions, Rp in Billions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)
CAPITAL MANAGEMENT
Total interest bearing debts		Rp 66,957		Rp 44,082
Less cash and cash equivalents	$ (1,314)	(18,241)	$ (1,256)	(17,435)	Rp (25,145)	Rp (29,767)
Net debt		48,716		26,647
Total equity attributable to owners of the parent company		Rp 99,796		Rp 98,739
Net debt-to-equity ratio (as a percent)	48.82%	48.82%	26.99%	26.99%